Expenses	12 Months Ended
Jun. 30, 2023
Expenses
Expenses

5.Expenses

Net loss includes the following expenses:

	Year Ended June 30,
	2023	2022

	(In thousands of US Dollars)
Raw materials and consumables used:
Raw materials and consumables cost	$572	$205
Power and fuel expense	28	36
	600	241
Consultancy expenses:
Consulting – Corporate	926	760
Consulting – Projects	1,208	1,174
	2,134	1,934
Administrative and other expenses:
Legal and accounting expenses	7,151	1,163
Subscriptions, software and licences	239	137
Travelling expenses	253	84
Marketing expenses	111	58
Other expenses	326	176
	8,080	1,618
Employee benefits expenses:
Salaries and wages	2,554	2,412
Superannuation	242	215
Payroll tax	111	92
Employee entitlements – annual leave (AL)	42	15
Employee entitlements – long service leave (LSL)	34	22
Share-based payment	—	—
	$2,984	$2,756

During the years ended June 30, 2023 and 2022, Vast incurred research and development related expenses of $1.50 million and $2.13 million respectively, which are included within the expenditure categories above as they do not meet the capitalisation requirements of IAS 38 Intangible Assets.